Securities - Additional Information (Detail)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017 USD ($) Security	Sep. 30, 2016 USD ($)	Sep. 30, 2017 USD ($) Security	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) Security	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Investments, Debt and Equity Securities [Abstract]
Other-than-temporary impairment charges	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Carrying value of securities pledged	$ 513,400,000		513,400,000		380,400,000	368,300,000
Securities, held-to-maturity with unrealized losses			$ 0		$ 0	$ 0
Percentage of fair value of securities in investment portfolio reflect unrealized loss	53.00%		53.00%		75.00%	37.00%
Number of securities in a loss position for more than twelve months | Security	61		61		9
Number of securities in a loss position for less than twelve months | Security	82		82		203